DELAWARE VIP TRUST

Delaware VIP Balanced Series
Delaware VIP Value Series

Supplement to the Series' Statement of Additional Information
dated April 30, 2006

On October 2, 2006, Nikhil G. Lalvani, CFA and Nashira S. Wynn joined the portfolio management teams with responsibility for making the day-to-day investment decisions for Delaware VIP Balanced Series and Delaware VIP Value Series.

The following information supplements the section entitled "Officers and Trustees" beginning on page 48 of the Statement of Additional Information.

The following is additional information regarding investment professionals affiliated with the Trust:
Name, Address and Birthdate	Position(s) Held with Delaware VIP Trust	Length of Time Served	Principal Occupation(s) for the Past 5 Years
Nikhil G. Lalvani, CFA 2005 Market Street Philadelphia, PA 19103 July 28, 1974	Vice President and Portfolio Manager	Since October 2, 2006.	Prior to becoming a portfolio manager on October 2, 2006, Mr. Lalvani was a research analyst at Delaware Investments.
Nashira S. Wynn 2005 Market Street Philadelphia, PA 19103 November 14, 1978	Vice President and Portfolio Manager	Since October 2, 2006.

Prior to becoming a portfolio manager on October 2, 2006, Ms. Wynn was a research analyst at Delaware Investments since 2004. Prior to that, she was a research analyst at Merrill Lynch Investment Managers for 3 years.

The following information supplements the section entitled "Appendix B - Portfolio Managers" on page 64 of the Statement of Additional Information:

Mr. Lalvani and Ms. Wynn are responsible for the following accounts, respectively. The assets listed below are as of September 30, 2006:

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Nikhil G. Lalvani, CFA
Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	11 0 27	$3.8 billion $0 $3.5 billion	0 0 1	$0 $0 $240.3 million
Nashira S. Wynn
Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	11 0 26	$3.8 billion $0 $3.5 billion	0 0 1	$0 $0 $240.3 million

This Supplement is dated October 24, 2006.